Fair value measurements	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair value measurements

Note 6.      Fair value measurements

ASC 820 establishes a three-tier fair value hierarchy for measuring financial instruments, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1, defined as observable inputs such as quoted prices in active markets;

•	Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and

•	Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

	As at December 31, 2022		As at December 31, 2021		Fair value level
USD'000	Carrying amount	Fair value	Carrying amount	Fair value		Note ref.
Nonrecurring fair value measurements
Accounts receivable, net of allowance for doubtful accounts	2,573	2,573	2,979	2,979	3	9
Notes receivable from employees and related parties	67	67	68	68	3	10
Notes receivable, noncurrent	64	64	190	190	3	13
Equity securities, at cost	472	472	501	501	3	20
Accounts payable	13,401	13,401	14,786	14,786	3	23
Notes payable	4,196	4,196	4,206	4,206	3	24
Bonds, mortgages and other long-term debt	1,850	1,850	458	458	3	26
Convertible note payable, noncurrent	1,267	1,267	9,049	9,049	3	26
Recurring fair value measurements
Equity securities, at fair value	1	1	1	1	1	21

In addition to the methods and assumptions we use to record the fair value of financial instruments as discussed above, we used the following methods and assumptions to estimate the fair value of our financial instruments:

-	Accounts receivable, net of allowance for doubtful accounts – carrying amount approximated fair value due to their short-term nature.

-	Notes receivable from employees and related parties – carrying amount approximated fair value due to their short-term nature.

-	Notes receivable, noncurrent- carrying amount approximated fair value because time-value considerations are immaterial to the accounts.

-	Equity securities, at cost - no readily determinable fair value, measured at cost minus impairment.

-	Accounts payable – carrying amount approximated fair value due to their short-term nature.

-	Notes payable – carrying amount approximated fair value due to their short-term nature.

-	Bonds, mortgages and other long-term debt – carrying amount approximated fair value

-	Convertible note payable, noncurrent – carrying amount approximated fair value.

-	Equity securities, at fair value – fair value remeasured as at reporting period.